Schedule of Investments

ARK Autonomous Technology & Robotics ETF

October 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.3%

Aerospace & Defense - 18.4%
AeroVironment, Inc.*	474,347	$43,402,751
Archer Aviation, Inc., Class A*	7,419,104	21,144,446
Elbit Systems Ltd. (Israel)	114,626	23,239,275
Kratos Defense & Security Solutions, Inc.*†	6,308,807	69,901,582
Lockheed Martin Corp.	21,186	10,310,802
Rocket Lab USA, Inc.*	1,210,540	6,161,649
Total Aerospace & Defense		174,160,505

Airlines - 2.6%
Blade Air Mobility, Inc.*†	5,442,786	24,492,537

Auto Components - 2.0%
Magna International, Inc. (Canada)	343,578	19,147,602

Automobiles - 14.3%
BYD Co. Ltd. (China)(a)	283,522	12,820,865
General Motors Co.	253,588	9,953,329
Nio, Inc. (China)*(a)	354,658	3,429,543
Niu Technologies (China)*(a)	2,251,641	5,899,299
Tesla, Inc.*	426,551	97,057,414
XPeng, Inc., Class A (China)*(a)	863,861	5,718,760
Total Automobiles		134,879,210

Biotechnology - 0.0%(b)
Organovo Holdings, Inc.*	84,421	138,450

Diversified Consumer Services - 0.4%
2U, Inc.*	606,896	3,756,686

Diversified Telecommunication - 6.6%
Iridium Communications, Inc.*	1,210,649	62,384,743

Electronic Equipment, Instruments & Components - 10.3%
Teledyne Technologies, Inc.*	33,814	13,457,296
Trimble, Inc.*	1,393,346	83,823,695
Total Electronic Equipment, Instruments & Components		97,280,991

Health Care Equipment & Services - 1.4%
Intuitive Surgical, Inc.*	53,132	13,095,444

Household Durables - 1.4%
Vuzix Corp.*	2,633,803	13,169,015

Interactive Media & Services - 2.0%
Alphabet, Inc., Class C*	199,270	18,862,898

Machinery - 21.4%
3D Systems Corp.*	2,677,251	23,640,126
Caterpillar, Inc.	94,110	20,371,051
Deere & Co.	148,367	58,726,626
Komatsu Ltd. (Japan)(a)	1,731,321	34,280,156
Markforged Holding Corp.*†	10,866,286	23,688,503
Proto Labs, Inc.*	399,284	15,248,656
Velo3D, Inc.*	6,647,317	26,190,429
Total Machinery		202,145,547

Road & Rail - 1.0%
TuSimple Holdings, Inc., Class A*	2,761,918	9,473,379

Semiconductors & Semiconductor Equipment - 5.4%
NVIDIA Corp.	112,859	15,232,579
Teradyne, Inc.	441,328	35,902,033
Total Semiconductors & Semiconductor Equipment		51,134,612

Software - 10.9%
ANSYS, Inc.*	46,736	10,336,134
Materialise NV (Belgium)*(a)	969,934	10,271,601
Synopsys, Inc.*	36,719	10,742,144
UiPath, Inc., Class A*	4,552,633	57,590,807
Unity Software, Inc.*	476,292	14,050,614
Total Software		102,991,300

Technology Hardware, Storage & Peripherals - 1.2%
Stratasys Ltd.*	778,280	11,261,712
Total Common Stocks
(Cost $1,808,840,032)		938,374,631
MONEY MARKET FUND–0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91% (c)
(Cost $5,794,946)	5,794,946	5,794,946
Total Investments–99.9%
(Cost $1,814,634,978)		944,169,577
Other Assets in Excess of Liabilities–0.1%		553,136
Net Assets–100.0%		$944,722,713

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Less than 0.05%
(c)	Rate shown represents annualized 7-day yield as of October 31, 2022.

Schedule of Investments (Continued)

ARK Autonomous Technology & Robotics ETF

October 31, 2022 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period to date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2022	Value ($) at 10/31/2022

Common Stocks — 12.5%
Aerospace & Defense — 7.4%
Archer Aviation, Inc. ^
31,814,394	53,411	(1,482,997)	(1,231,690)	(8,008,672)	–	–	7,419,104	21,144,446
Kratos Defense & Security Solutions, Inc.
96,360,376	167,565	(4,692,907)	(1,351,141)	(20,582,311)	–	–	6,308,807	69,901,582
Airlines — 2.6%
Blade Air Mobility, Inc.
32,091,985	55,631	(1,564,214)	(1,340,494)	(4,750,371)	–	–	5,442,786	24,492,537
Machinery — 2.5%
Markforged Holding Corp.
21,267,591	4,561,142	(1,491,164)	(51,575)	(597,491)	–	–	10,866,286	23,688,503
Velo3D, Inc. ^
22,648,637	73,010	(1,744,398)	377,624	4,835,556	–	–	6,647,317	26,190,429
$204,182,983	$4,910,759	$(10,975,680)	$(3,597,276)	$(29,103,289)	$–	$–	36,684,300	$165,417,497

^	As of October 31, 2022, the company was no longer considered to be an affiliated security.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2022, based upon the three levels defined above:

ARK Autonomous Technology & Robotics ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$938,374,631	$–	$–	$938,374,631
Money Market Fund	5,794,946	–	–	5,794,946
Total	$944,169,577	$–	$–	$944,169,577

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.